BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Schedule of balances and transactions with related parties

•	Companies under section 33 - Law No. 19,550 – Controlling companies

CURRENT LIABILITIES	Type of related party	As of December 31,
Dividends payables		2018	2017
CVH	Controlling company	—	2,067
VLG	Shareholder	—	3,090
Fintech Media LLC	Shareholder	—	864
		—	6,021

•	Companies under section 33 - Law No. 19,550 – Associates

	Type of related party	As of December 31,
		2018	2017
CURRENT ASSETS
Other receivables (1)
La Capital Cable S.A.	Associate	78	34
Teledifusora San Miguel Arcángel S.A.	Associate	19	40
Ver T.V. S.A.	Associate	47	100
		144	174
CURRENT LIABILITIES
Trade payables
Televisora Privada del Oeste S.A.(2)	Associate	3	—
		3	—
Financial Debt
La Capital Cable S.A.	Associate	—	6
		—	6

•	Related parties

	Type of related party	As of December 31,
		2018	2017
CURRENT ASSETS
Trade receivables
Other Related parties	Related party	92	59
		92	59
CURRENT LIABILITIES
Trade payables
Other Related parties	Related party	565	438
		565	438

(1)	Include 65 and 134 as of December 31, 2018 and as of December 31, 2017, respectively corresponding to dividends receivable.
(2)	Associate Company throughout PEM.

•      Companies under section 33 - Law No. 19,550– Controlling companies

	Transaction	Type of related party	Years ended December 31,
			2018	2017	2016
			Profit (loss)
			Revenues
Grupo Clarín S.A. (1)	Other services revenues	Controlling company	—	—	3
			—	—	3
			Operating costs
Grupo Clarín S.A. (1)	Advisory services	Controlling company	—	—	(95)
CVH	Advisory services	Controlling company	—	(99)	—
			—	(99)	(95)
			Finance results
Grupo Clarín S.A. (1)	Interests on loans granted	Controlling company	—	—	713
CVH	Interests on loans granted	Controlling company	—	20	—
			—	20	713

(1)	It ceased to be Cablevisión´s controlling company as of May 1, 2017. Note 4.e).

•      Companies under section 33 - Law No. 19,550– Associates

	Transaction	Type of related party	Years ended December 31,
			2018	2017	2016
			Profit (loss)
			Revenues
La Capital Cable S.A.	Services revenues	Associate	11	12	12
La Capital Cable S.A.	Other revenues	Associate	37	29	41
			48	41	53
			Operating costs
La Capital Cable S.A.	Fees for services	Associate	(24)	(19)	(12)
			(24)	(19)	(12)
			Finance results
La Capital Cable S.A.	Interests on debt	Associate	—	(1)	(2)
			—	(1)	(2)

•	Related Parties (2)

	Transaction	Type of related party	Years ended December 31,
			2018	2017	2016
			Profit (loss)
			Revenues
Other Related parties	Advertising sales	Related Party	36	50	3
Other Related parties	Services revenues	Related Party	88	59	39
			124	109	42
			Operating costs
Other Related parties	Programming costs	Related Party	(1,611)	(1,614)	(1,480)
Other Related parties	Editing and distribution of magazines	Related Party	(558)	(363)	(407)
Other Related parties	Advisory services	Related Party	(235)	(356)	(236)
Other Related parties	Advertising purchases	Related Party	(400)	(166)	(131)
Other Related parties	Other purchases	Related Party	(109)	(23)	(37)
			(2,913)	(2,522)	(2,291)

(2)

Includes mainly operations with the following related parties through the Grupo Clarín S.A.: Arte Radiotelevisivo Argentino S.A., Arte Gráfico Editorial Argentino S.A., Unir S.A., Impripost S.A., Tele Red Imagen S.A., GC Gestión Compartida S.A. y Compañía De Medios Digitales S.A.